Deferred income tax	12 Months Ended
Dec. 31, 2020
Deferred income tax
Deferred income tax

22          Deferred income tax

	2019	2020
	RMB’000	RMB’000
The deferred tax assets comprise temporary differences attributable to:
- Tax losses	17,478	27,988
- Others	2,422	4,658
	19,900	32,646
The deferred tax liabilities comprise temporary differences attributable to:
- Medical licenses and tradenames	(12,248)	(14,425)
- Others	(581)	(226)
	(12,829)	(14,651)

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred income taxes relate to the same fiscal authority. The balances shown in the consolidated balance sheets are, after appropriate offsetting, as follows:

	2019	2020
	RMB’000	RMB’000
Deferred income tax assets:
- Deferred income tax assets to be recovered after more than 12 months	19,765	31,363
- Deferred income tax assets to be recovered within 12 months	9	9
	19,774	31,372
Deferred income tax liabilities:
- Deferred income tax liabilities to be settled after more than 12 months	(12,031)	(12,107)
- Deferred income tax liabilities to be settled within 12 months	(672)	(1,270)
	(12,703)	(13,377)
Deferred income tax assets – net	7,071	17,995

The movement in deferred income tax assets and liabilities during the year, without taking into consolidation the offsetting of balances within the same taxation jurisdiction is as follows:

The gross movement on deferred income tax accounts is as follows:

	2019	2020
	RMB’000	RMB’000
At 1 January	10,283	7,071
Acquisition of subsidiaries (Note 30)	(9,377)	(1,385)
Disposal of subsidiaries (Note 31)	(184)	(750)
Credited to consolidated statement of comprehensive income	6,357	13,073
Translation adjustment	(8)	(14)
At 31 December	7,071	17,995

Deferred income tax assets

	Tax losses	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2019	12,254	—	12,254
Acquisition of a subsidiary (Note 30)	1,445	104	1,549
Disposal of a subsidiary (Note 31)	(182)	(2)	(184)
Credited to consolidated statement of comprehensive income	3,961	2,320	6,281
At 31 December 2019 and 1 January 2020	17,478	2,422	19,900
Acquisition of subsidiaries (Note 30)	13,422	5,492	18,914
Disposal of subsidiaries (Note 31)	(10,017)	(5,314)	(15,331)
Credited to consolidated statement of comprehensive income	7,135	2,058	9,193
Translation adjustment	(30)	—	(30)
At 31 December 2020	27,988	4,658	32,646

Deferred income tax liabilities

	Medical licenses
	and tradenames	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2019	1,971	—	1,971
Acquisition of a subsidiary (Note 30)	10,868	58	10,926
(Credited)/charge to consolidated statement of comprehensive income	(591)	515	(76)
Translation adjustment	—	8	8
At 31 December 2019 and 1 January 2020	12,248	581	12,829
Acquisition of subsidiaries (Note 30)	20,297	—	20,297
Disposal of subsidiaries (Note 31)	(14,581)	—	(14,581)
Credited to consolidated statement of comprehensive income	(3,539)	(341)	(3,880)
Translation adjustment	—	(14)	(14)
At 31 December 2020	14,425	226	14,651

Deferred income tax assets are recognised for tax loss carry‑forwards to the extent that the realisation of the related tax benefit through the future taxable profits is probable. The Group has unrecognised tax losses as at 31 December 2020 of RMB71,862,000 (2019:RMB13,850,000) which can be carried forward against future taxable income and their expiry dates are as follows:

	2019	2020
	RMB’000	RMB’000
Tax loss expiring within 5 years	13,850	71,862

Deferred income tax liabilities of RMB16,435,000 (2019:RMB19,160,000) have not been recognised for the withholding tax that would be payable on the unremitted earnings of certain subsidiaries. Such earnings are not expected to be distributed to the subsidiaries incorporated outside the PRC in near future.